Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 23, 2020
Balance (in Shares) at Sep. 23, 2020
Issuance of Class B common stock to Sponsor	$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor (in Shares)	4,312,500
Net income (loss)			(1,893)	(1,893)
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Cash paid in excess of fair value for Private Placement Warrants		1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor		4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount		(5,891,807)	(14,098,415)	(19,990,222)
Net income (loss)			1,388,100	1,388,100
Balance at Mar. 31, 2021	$ 431		(12,712,208)	(12,711,777)
Balance (in Shares) at Mar. 31, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Cash paid in excess of fair value for Private Placement Warrants		1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor		4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount		(5,891,807)	(14,098,415)	(19,990,222)
Net income (loss)			(406,026)	(406,026)
Balance at Dec. 31, 2021	$ 431		(14,506,334)	(14,505,903)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Proceeds in excess of fair value of convertible note on issuance date			85,100	85,100
Net income (loss)			5,780,589	5,780,589
Balance at Mar. 31, 2022	$ 431		$ (8,640,645)	$ (8,640,214)
Balance (in Shares) at Mar. 31, 2022	4,312,500